                                    [PHOTO]

                                           SEMI-ANNUAL REPORT FEBRUARY 28, 2002

Oppenheimer
CAPITAL APPRECIATION FUND

                                                     [OPPENHEIMERFUNDS LOGO]
                                                     THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS


FUND OBJECTIVE

Oppenheimer Capital Appreciation Fund seeks capital appreciation.

             CONTENTS

         1   Letter to
             Shareholders


         3   An Interview
             with Your Fund's
             Manager


         7   FINANCIAL
             STATEMENTS


        31   Officers and
             Trustees



--------------------------------------------
CUMULATIVE TOTAL RETURNS*

             For the 6-Month Period
             Ended 2/28/02

             Without           With
             Sales Chg.        Sales Chg.
--------------------------------------------
Class A      -6.65%            -12.02%
--------------------------------------------
Class B      -6.99             -11.53
--------------------------------------------
Class C      -6.97              -7.88
--------------------------------------------
Class N      -6.75              -7.66
--------------------------------------------
Class Y      -6.53
--------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS*

             For the 1-Year Period
             Ended 2/28/02

             Without           With
             Sales Chg.        Sales Chg.
--------------------------------------------
Class A      -15.52%           -20.38%
--------------------------------------------
Class B      -16.15            -20.24
--------------------------------------------
Class C      -16.15            -16.97
--------------------------------------------
Class N      -16.02            -16.84
--------------------------------------------
Class Y      -15.23
--------------------------------------------


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                    *SEE NOTES ON PAGE 6 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO]
JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
CAPITAL APPRECIATION
FUND


DEAR SHAREHOLDER,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.


                     1 OPPENHEIMER CAPITAL APPRECIATION FUND

LETTER TO SHAREHOLDERS


     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
March 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.






                     2 OPPENHEIMER CAPITAL APPRECIATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


[PHOTO]
PORTFOLIO MANAGEMENT
TEAM:
EDWARD AMBERGER
JANE PUTNAM
(PORTFOLIO MANAGER)


HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED FEBRUARY 28, 2002?

A. The Fund's performance slipped during the period as a result of high levels of market volatility resulting from economic and political turbulence. While we are disappointed with these results, we believe they represent short-term fluctuations rather than long-term trends. We remain confident that our disciplined, growth-at-a-reasonable-price investment strategy will continue to deliver the long-term results our investors have come to expect.

WHAT MADE THIS SUCH A VOLATILE PERIOD?

The past six months saw a continuation of the economic downturn that began in mid-2000. Weakness in several areas of the economy drove the United States into recession after nearly a decade of growth, and pushed the stock market into bear territory. In the past, defensive stocks have usually performed relatively well in similar environments. However, during the recent period, certain traditionally defensive areas, such as cable operators and pharmaceutical companies, declined along with the rest of the market.

     The September 11 events exacerbated the unfavorable climate for most stocks. While stock prices rebounded somewhat in the months that followed, most broad indices barely recovered the ground they lost in the immediate aftermath of the attacks. As 2002 began, many growth-oriented enterprises reported unclear prospects for near-term earnings and revenues. Accounting irregularities surfaced at a few well-known companies, causing them to file for bankruptcy and raising broader concerns regarding the integrity of corporate reporting procedures.

     On the brighter side, most growth-oriented stocks proved more resilient in the past six months than during the prior reporting period. Falling interest rates and improving economic indicators led many investors to anticipate a return to economic growth in 2002. Market strength broadened across multiple industry sectors, including certain areas of consumer cyclicals, consumer staples, select financials and defense-related enterprises.


                     3 OPPENHEIMER CAPITAL APPRECIATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


-------------------------------------------------
AVERAGE ANNUAL TOTAL
RETURNS WITH SALES
CHARGE

For the Periods Ended 3/31/02(2)
Class A
1-Year    5-Year    10-Year
-------------------------------------------------
-10.72%   12.37%    13.58%

Class B             Since
1-Year    5-Year    Inception
-------------------------------------------------
-10.58%   12.57%    13.97%

Class C             Since
1-Year    5-Year    Inception
-------------------------------------------------
-6.88%    12.82%    14.33%

Class N             Since
1-Year    5-Year    Inception
-------------------------------------------------
-6.45%    N/A       -11.64%

Class Y             Since
1-Year    5-Year    Inception
-------------------------------------------------
-4.96%    N/A       9.28%
-------------------------------------------------

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

Our investment strategy remained consistently focused on seeking individual stocks that offered attractive growth potential at a reasonable price. However, disappointing stock performance in a variety of industry areas slightly undermined the Fund's returns during the period. In most instances, these disappointments were related to clearly identifiable industry-wide problems. For example, just as media and advertising companies were showing signs of recovery after 18 months of decline, the industry was hurt by a sharp downturn in advertising in the wake of September 11. Several of the Fund's investments, including AOL Time Warner, Inc. and Viacom, Inc., suffered as a result. In other areas, stock prices fluctuated for less apparent reasons. For example, cable company holdings, such as Comcast Corp., declined despite strong fundamentals, as did several of the Fund's pharmaceutical investments.(1)

     The Fund achieved better results in a variety of other areas. Among consumer cyclicals, our holdings of restaurant and retail stocks benefited from strong levels of consumer spending in spite of the weak economic climate. Consumer staples, particularly brewer Anheuser-Busch Cos., Inc., delivered strong performance on the basis of their attractive defensive characteristics.1 We also achieved above-average performance among financials, largely due to our decision to avoid most credit-card companies and other sub-prime lenders in favor of insurers and government agencies. Finally, the Fund benefited from its larger-than-average holdings in the defense area, a sector that benefited from America's response to the September 11 events.

WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

We see reasonably good evidence to suggest that the economy may be experiencing the early stages of a recovery. A stronger-than-expected rise in the nation's fourth-quarter 2001 gross domestic product and positive earnings revisions from several companies indicates to us that a return to growth may be


1. The Fund's holdings and allocations are subject to change.

2. See Notes on page 6 for further details.



                    4 OPPENHEIMER CAPITAL APPRECIATION FUND

SECTOR ALLOCATION(3)

[PIECHART]

- Consumer
  Staples               20.9%
- Technology            17.9
- Financial             16.4
- Consumer
  Cyclicals             13.7
- Healthcare            11.8
- Capital Goods          6.7
- Energy                 6.4
- Utilities              2.8
- Basic Materials        2.3
- Communication
  Services               0.8
- Transportation         0.3

imminent. At the same time, uncertainties remain regarding the precise timing, strength and shape of such a recovery. Accordingly, we have taken advantage of recent weaknesses in attractive technology, media, financial and other stocks by adding to holdings and thereby positioning the Fund to benefit more strongly from an improving economy. At the same time, we have retained some exposure to defensive positions to cushion the effects of unexpected disappointments.

     Going forward, we remain rigorously committed to our fundamental approach of seeking growth at the right price. In today's volatile economic environment, we believe our disciplined approach and emphasis on selecting stocks one company at a time should serve investors well. That's why Oppenheimer Capital Appreciation Fund continues to be part of The Right Way to Invest.


TOP FIVE COMMON STOCK INDUSTRIES(4)
----------------------------------------------------------
Diversified Financial                               8.6%
----------------------------------------------------------
Healthcare/Drugs                                    7.1
----------------------------------------------------------
Broadcasting                                        6.9
----------------------------------------------------------
Computer Software                                   6.3
----------------------------------------------------------
Electronics                                         5.0


TOP TEN COMMON STOCK HOLDINGS(4)
----------------------------------------------------------
Microsoft Corp.                                     3.3%
----------------------------------------------------------
Comcast Corp., Cl. A Special                        3.3
----------------------------------------------------------
Viacom, Inc., Cl. B                                 2.9
----------------------------------------------------------
AOL Time Warner, Inc.                               2.4
----------------------------------------------------------
Citigroup, Inc.                                     2.4
----------------------------------------------------------
Anheuser-Busch Cos., Inc.                           1.7
----------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                1.7
----------------------------------------------------------
Pfizer, Inc.                                        1.6
----------------------------------------------------------
Exxon Mobil Corp.                                   1.6
----------------------------------------------------------
Freddie Mac                                         1.5


3. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on total market value of common stock holdings.

4. Portfolio is subject to change. Percentages are as of February 28, 2002, and are based on net assets.



                     5 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                     6 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS FEBRUARY 28, 2002 / UNAUDITED

                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
COMMON STOCKS--89.6%
--------------------------------------------------------------------------------------------------------------------------------
 BASIC MATERIALS--2.1%
--------------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--1.5%
 Air Products & Chemicals, Inc.                                                               570,000            $ 27,645,000
--------------------------------------------------------------------------------------------------------------------------------
 IMC Global, Inc.                                                                             425,600               5,660,480
--------------------------------------------------------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.                                                     445,400              15,344,030
--------------------------------------------------------------------------------------------------------------------------------
 Mykrolis Corp.(1)                                                                            201,893               2,140,066
--------------------------------------------------------------------------------------------------------------------------------
 Praxair, Inc.                                                                                700,000              40,530,000
                                                                                                                ----------------
                                                                                                                   91,319,576

--------------------------------------------------------------------------------------------------------------------------------
 PAPER--0.6%
 International Paper Co.                                                                      849,100              37,148,125
--------------------------------------------------------------------------------------------------------------------------------
 CAPITAL GOODS--6.0%
--------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.2%
 Boeing Co.                                                                                   265,300              12,193,188
--------------------------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp.                                                                       321,000              34,359,840
--------------------------------------------------------------------------------------------------------------------------------
 Raytheon Co.                                                                                 674,000              26,077,060
                                                                                                                ----------------
                                                                                                                   72,630,088

--------------------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.5%
 Vishay Intertechnology, Inc.(1)                                                            1,701,900              30,140,649
--------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--1.1%
 Philadelphia Suburban Corp.                                                                  197,875               4,594,657
--------------------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc.                                                                     2,334,900              61,431,219
                                                                                                                ----------------
                                                                                                                   66,025,876

--------------------------------------------------------------------------------------------------------------------------------
 MANUFACTURING--3.2%
 Flextronics International Ltd.(1)                                                          1,954,700              28,030,398
--------------------------------------------------------------------------------------------------------------------------------
 Honeywell International, Inc.                                                              1,485,800              56,638,696
--------------------------------------------------------------------------------------------------------------------------------
 Mettler-Toledo International, Inc.(1)                                                        559,650              27,115,042
--------------------------------------------------------------------------------------------------------------------------------
 Millipore Corp.                                                                              298,300              15,571,260
--------------------------------------------------------------------------------------------------------------------------------
 Sanmina-SCI Corp.(1)                                                                       3,920,000              39,788,000
--------------------------------------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                                                    1,071,691              31,186,208
                                                                                                                ----------------
                                                                                                                  198,329,604

--------------------------------------------------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--0.8%
--------------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--0.2%
 Sprint Corp. (Fon Group)                                                                     498,800               7,028,092
--------------------------------------------------------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group(1)                                                             613,500               4,613,520
                                                                                                                ----------------
                                                                                                                   11,641,612



                    7 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED

                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
 TELECOMMUNICATIONS: WIRELESS--0.6%
 Sprint Corp. (PCS Group)(1)                                                                  933,900            $  8,638,575
--------------------------------------------------------------------------------------------------------------------------------
 Vodafone Group plc, Sponsored ADR                                                          1,404,300              26,681,700
                                                                                                                ----------------
                                                                                                                   35,320,275

--------------------------------------------------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--12.2%
--------------------------------------------------------------------------------------------------------------------------------
 AUTOS & HOUSING--0.4%
 Ethan Allen Interiors, Inc.                                                                  652,760              26,456,363
--------------------------------------------------------------------------------------------------------------------------------
 CONSUMER SERVICES--1.3%
 Omnicom Group, Inc.                                                                          837,300              78,321,042
--------------------------------------------------------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--2.4%
 Carnival Corp.                                                                             2,960,900              80,802,961
--------------------------------------------------------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                                                        753,400              38,619,284
--------------------------------------------------------------------------------------------------------------------------------
 Mattel, Inc.                                                                               1,261,500              23,905,425
--------------------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc.                                                    180,000               6,480,000
                                                                                                                ----------------
                                                                                                                  149,807,670

--------------------------------------------------------------------------------------------------------------------------------
 MEDIA--4.9%
 AOL Time Warner, Inc.(1)                                                                   5,927,900             147,011,920
--------------------------------------------------------------------------------------------------------------------------------
 Kadant, Inc.(1)                                                                              223,096               2,900,248
--------------------------------------------------------------------------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)                                                               1,350,000              88,830,000
--------------------------------------------------------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored ADR                                                       2,440,900              62,438,222
                                                                                                                ----------------
                                                                                                                  301,180,390

--------------------------------------------------------------------------------------------------------------------------------
 RETAIL: GENERAL--1.2%
 Costco Wholesale Corp.(1)                                                                  1,200,000              49,512,000
--------------------------------------------------------------------------------------------------------------------------------
 Dollar Tree Stores, Inc.(1)                                                                  730,000              23,389,200
                                                                                                                ----------------
                                                                                                                   72,901,200

--------------------------------------------------------------------------------------------------------------------------------
 RETAIL: SPECIALTY--2.0%
 Gap, Inc.                                                                                  1,800,000              21,546,000
--------------------------------------------------------------------------------------------------------------------------------
 Nike, Inc., Cl. B                                                                            416,600              24,521,076
--------------------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp.(1)                                                                          1,020,000               3,406,800
--------------------------------------------------------------------------------------------------------------------------------
 Target Corp.                                                                               1,000,000              41,900,000
--------------------------------------------------------------------------------------------------------------------------------
 Tiffany & Co.                                                                                955,200              31,340,112
                                                                                                                ----------------
                                                                                                                  122,713,988

--------------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--18.7%
--------------------------------------------------------------------------------------------------------------------------------
 BEVERAGES--3.4%
 Anheuser-Busch Cos., Inc.                                                                  2,058,900             104,695,065
--------------------------------------------------------------------------------------------------------------------------------
 Coca-Cola Enterprises, Inc.                                                                1,239,500              21,604,485
--------------------------------------------------------------------------------------------------------------------------------
 PepsiCo, Inc.                                                                              1,645,000              83,072,500
                                                                                                                ----------------
                                                                                                                  209,372,050


                    8 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
 BROADCASTING--6.9%
 Adelphia Communications Corp., Cl. A(1)                                                    1,100,000            $ 24,145,000
--------------------------------------------------------------------------------------------------------------------------------
 Cablevision Systems Corp., Cl. A(1)                                                          849,100              30,482,690
--------------------------------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc.(1)                                                      1,673,640              78,025,097
--------------------------------------------------------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                                                            6,000,050             203,221,694
--------------------------------------------------------------------------------------------------------------------------------
 Fox Entertainment Group, Inc., A Shares(1)                                                   849,100              18,934,930
--------------------------------------------------------------------------------------------------------------------------------
 Hispanic Broadcasting Corp.(1)                                                             1,167,425              30,434,770
--------------------------------------------------------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                                                     729,200              30,072,208
--------------------------------------------------------------------------------------------------------------------------------
 ValueVision International, Inc., Cl. A(1)                                                    323,900               5,992,150
                                                                                                                 ---------------
                                                                                                                  421,308,539

--------------------------------------------------------------------------------------------------------------------------------
 ENTERTAINMENT--4.8%
 Applebee's International, Inc.                                                               620,000              22,369,600
--------------------------------------------------------------------------------------------------------------------------------
 Brinker International, Inc.(1)                                                               955,200              32,801,568
--------------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.                                                               2,865,400              52,952,592
--------------------------------------------------------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                                                           480,000               9,696,000
--------------------------------------------------------------------------------------------------------------------------------
 Viacom, Inc., Cl. B(1)                                                                     3,800,000             176,890,000
                                                                                                                 ---------------
                                                                                                                  294,709,760

--------------------------------------------------------------------------------------------------------------------------------
 FOOD--1.9%
 Dean Foods Co.(1)                                                                            592,200              42,442,974
--------------------------------------------------------------------------------------------------------------------------------
 Diageo plc, Sponsored ADR                                                                    437,600              21,131,704
--------------------------------------------------------------------------------------------------------------------------------
 General Mills, Inc.                                                                          769,100              35,555,493
--------------------------------------------------------------------------------------------------------------------------------
 Performance Food Group Co.(1)                                                                 56,400               2,103,156
--------------------------------------------------------------------------------------------------------------------------------
 Sysco Corp.                                                                                  610,000              18,037,700
                                                                                                                 ---------------
                                                                                                                  119,271,027

--------------------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--1.5%
 Kroger Co. (The)(1)                                                                        1,337,200              29,618,980
--------------------------------------------------------------------------------------------------------------------------------
 Safeway, Inc.(1)                                                                           1,460,300              62,763,694
                                                                                                                 ---------------
                                                                                                                   92,382,674

--------------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD GOODS--0.2%
 Estee Lauder Cos., Inc. (The), Cl. A                                                         374,600              11,687,520
--------------------------------------------------------------------------------------------------------------------------------
 ENERGY--5.7%
--------------------------------------------------------------------------------------------------------------------------------
 ENERGY SERVICES--1.9%
 BJ Services Co.(1)                                                                         1,082,500              35,884,875
--------------------------------------------------------------------------------------------------------------------------------
 Halliburton Co.                                                                              912,700              15,023,042
--------------------------------------------------------------------------------------------------------------------------------
 Noble Drilling Corp.(1)                                                                      464,210              16,354,118
--------------------------------------------------------------------------------------------------------------------------------
 PanCanadian Energy Corp.                                                                   1,030,780              29,712,418
--------------------------------------------------------------------------------------------------------------------------------
 Rowan Cos., Inc.(1)                                                                          583,800              10,887,870
--------------------------------------------------------------------------------------------------------------------------------
 Varco International, Inc.(1)                                                                 636,700              10,187,200
                                                                                                                 ---------------
                                                                                                                  118,049,523

                    9 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED


                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
 OIL: DOMESTIC--2.6%
 Amerada Hess Corp.                                                                           742,900            $ 51,460,683
--------------------------------------------------------------------------------------------------------------------------------
 Exxon Mobil Corp.                                                                          2,334,900              96,431,370
--------------------------------------------------------------------------------------------------------------------------------
 Suncor Energy, Inc.                                                                          301,770              10,064,030
                                                                                                                 ---------------
                                                                                                                  157,956,083

--------------------------------------------------------------------------------------------------------------------------------
 OIL: INTERNATIONAL--1.2%
 TotalFinaElf SA, Sponsored ADR                                                             1,018,800              74,932,740
--------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL--14.6%
--------------------------------------------------------------------------------------------------------------------------------
 BANKS--2.4%
 Bank of America Corp.                                                                        827,800              52,937,810
--------------------------------------------------------------------------------------------------------------------------------
 Bank One Corp.                                                                             1,429,000              51,215,360
--------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                                                                    1,287,300              37,653,525
--------------------------------------------------------------------------------------------------------------------------------
 TCF Financial Corp.                                                                           86,700               4,456,380
                                                                                                                 ---------------
                                                                                                                  146,263,075

--------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--8.6%
 Citigroup, Inc.                                                                            3,194,400             144,546,600
--------------------------------------------------------------------------------------------------------------------------------
 Concord EFS, Inc.(1)                                                                       1,168,540              35,091,256
--------------------------------------------------------------------------------------------------------------------------------
 Fannie Mae                                                                                   742,900              58,131,925
--------------------------------------------------------------------------------------------------------------------------------
 Freddie Mac                                                                                1,400,900              89,293,366
--------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                                                              360,000              29,138,400
--------------------------------------------------------------------------------------------------------------------------------
 iShares Russell 2000 Index Fund                                                              250,000              23,300,000
--------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                                                           1,649,000              80,998,880
--------------------------------------------------------------------------------------------------------------------------------
 Schwab (Charles) Corp.                                                                     2,865,400              37,364,816
--------------------------------------------------------------------------------------------------------------------------------
 USA Education, Inc.                                                                          356,200              33,037,550
                                                                                                                 ---------------
                                                                                                                  530,902,793

--------------------------------------------------------------------------------------------------------------------------------
 INSURANCE--2.6%
 American International Group, Inc.                                                         1,050,700              77,720,279
--------------------------------------------------------------------------------------------------------------------------------
 Everest Re Group Ltd.                                                                        207,800              15,138,230
--------------------------------------------------------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                                                          412,600              20,176,140
--------------------------------------------------------------------------------------------------------------------------------
 Willis Group Holdings Ltd.(1)                                                                149,890               4,045,531
--------------------------------------------------------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                                                       470,000              44,772,200
                                                                                                                 ---------------
                                                                                                                  161,852,380

--------------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--1.0%
 Boston Properties, Inc.                                                                      981,600              36,976,872
--------------------------------------------------------------------------------------------------------------------------------
 Host Marriott Corp.                                                                        2,456,800              26,533,440
                                                                                                                 ---------------
                                                                                                                   63,510,312

                   10 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
 HEALTHCARE--10.7%
--------------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--7.1%
 Abbott Laboratories                                                                          700,000            $ 39,585,000
--------------------------------------------------------------------------------------------------------------------------------
 Amgen, Inc.(1)                                                                               312,500              18,118,750
--------------------------------------------------------------------------------------------------------------------------------
 Anthem, Inc.(1)                                                                              291,200              16,918,720
--------------------------------------------------------------------------------------------------------------------------------
 Genzyme Corp. (General Division)(1)                                                        1,294,700              57,458,786
--------------------------------------------------------------------------------------------------------------------------------
 GlaxoSmithKline plc, ADR                                                                     955,200              46,757,040
--------------------------------------------------------------------------------------------------------------------------------
 Humana, Inc.(1)                                                                              560,000               7,336,000
--------------------------------------------------------------------------------------------------------------------------------
 IDEC Pharmaceuticals Corp.(1)                                                                478,090              30,033,614
--------------------------------------------------------------------------------------------------------------------------------
 Johnson & Johnson                                                                          1,300,000              79,170,000
--------------------------------------------------------------------------------------------------------------------------------
 Medimmune, Inc.(1)                                                                           104,600               4,312,658
--------------------------------------------------------------------------------------------------------------------------------
 Perrigo Co.(1)                                                                             1,297,370              14,517,570
--------------------------------------------------------------------------------------------------------------------------------
 Pfizer, Inc.                                                                               2,398,500              98,242,560
--------------------------------------------------------------------------------------------------------------------------------
 Serono SA, Sponsored ADR                                                                   1,107,400              20,763,750
                                                                                                                ----------------
                                                                                                                  433,214,448

--------------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--3.6%
 Applera Corp./Applied Biosystems Group                                                     1,484,300              33,545,180
--------------------------------------------------------------------------------------------------------------------------------
 Biomet, Inc.                                                                                 200,000               6,112,000
--------------------------------------------------------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                                                                       1,100,000              19,195,000
--------------------------------------------------------------------------------------------------------------------------------
 Covance, Inc.(1)                                                                           1,028,300              18,252,325
--------------------------------------------------------------------------------------------------------------------------------
 HEALTHSOUTH Corp.(1)                                                                         800,000               9,528,000
--------------------------------------------------------------------------------------------------------------------------------
 McKesson Corp.                                                                               930,500              32,800,125
--------------------------------------------------------------------------------------------------------------------------------
 Medtronic, Inc.                                                                              600,000              26,724,000
--------------------------------------------------------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                                                                 600,000              21,810,000
--------------------------------------------------------------------------------------------------------------------------------
 PerkinElmer, Inc.                                                                            747,380              17,189,740
--------------------------------------------------------------------------------------------------------------------------------
 Quest Diagnostics, Inc.(1)                                                                    55,200               3,914,232
--------------------------------------------------------------------------------------------------------------------------------
 Stryker Corp.                                                                                485,300              29,845,950
                                                                                                                ----------------
                                                                                                                  218,916,552

--------------------------------------------------------------------------------------------------------------------------------
 TECHNOLOGY--16.1%
--------------------------------------------------------------------------------------------------------------------------------
 COMPUTER HARDWARE--0.2%
 Adaptec, Inc.(1)                                                                             700,000               7,980,000
--------------------------------------------------------------------------------------------------------------------------------
 Seagate Technology International, Inc.(1,2)                                                1,000,000                      --
--------------------------------------------------------------------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                             125,000               2,031,250
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,011,250

--------------------------------------------------------------------------------------------------------------------------------
 COMPUTER SERVICES--1.2%
 Affiliated Computer Services, Inc., Cl. A(1)                                                 509,800              24,934,318
--------------------------------------------------------------------------------------------------------------------------------
 First Data Corp.                                                                             580,000              47,281,600
                                                                                                                ----------------
                                                                                                                   72,215,918


                   11 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED

                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
 COMPUTER SOFTWARE--6.3%
 Cadence Design Systems, Inc.(1)                                                            1,576,000            $ 33,332,400
--------------------------------------------------------------------------------------------------------------------------------
 Check Point Software Technologies Ltd.(1)                                                    801,350              22,373,692
--------------------------------------------------------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                                                                     767,530              41,308,465
--------------------------------------------------------------------------------------------------------------------------------
 Microsoft Corp.(1)                                                                         3,500,000             204,190,000
--------------------------------------------------------------------------------------------------------------------------------
 Peoplesoft, Inc.(1)                                                                        1,130,000              32,849,100
--------------------------------------------------------------------------------------------------------------------------------
 SAP AG (Systeme, Anwendungen, Produkte in
 der Datenverarbeitung), Sponsored ADR                                                        800,000              27,336,000
--------------------------------------------------------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                                                    729,200              25,879,308
                                                                                                                ----------------
                                                                                                                  387,268,965

--------------------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.4%
 CIENA Corp.(1)                                                                               910,400               7,064,704
--------------------------------------------------------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                                                                     3,555,300              50,734,131
--------------------------------------------------------------------------------------------------------------------------------
 Extreme Networks, Inc.(1)                                                                  1,452,700               9,137,483
--------------------------------------------------------------------------------------------------------------------------------
 L.M. Ericsson Telephone Co., ADR, Cl. B                                                    1,661,100               7,009,842
--------------------------------------------------------------------------------------------------------------------------------
 Lucent Technologies, Inc.                                                                  1,974,000              11,034,660
--------------------------------------------------------------------------------------------------------------------------------
 Nokia Corp., Sponsored ADR, A Shares                                                       5,000,000             103,850,000
--------------------------------------------------------------------------------------------------------------------------------
 QUALCOMM, Inc.(1)                                                                            530,600              17,642,450
                                                                                                                ----------------
                                                                                                                  206,473,270

--------------------------------------------------------------------------------------------------------------------------------
 ELECTRONICS--5.0%
 Analog Devices, Inc.(1)                                                                      467,000              17,377,070
--------------------------------------------------------------------------------------------------------------------------------
 Atmel Corp.(1)                                                                               960,000               6,940,800
--------------------------------------------------------------------------------------------------------------------------------
 Cypress Semiconductor Corp.(1)                                                             1,663,500              33,020,475
--------------------------------------------------------------------------------------------------------------------------------
 Intel Corp.                                                                                1,550,000              44,252,500
--------------------------------------------------------------------------------------------------------------------------------
 International Rectifier Corp.(1)                                                             965,800              35,464,176
--------------------------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                                                 1,379,700              44,357,355
--------------------------------------------------------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                                                            1,082,500              27,224,875
--------------------------------------------------------------------------------------------------------------------------------
 RF Micro Devices, Inc.(1)                                                                  1,822,900              28,510,156
--------------------------------------------------------------------------------------------------------------------------------
 Texas Instruments, Inc.                                                                    1,030,100              30,233,435
--------------------------------------------------------------------------------------------------------------------------------
 Vitesse Semiconductor Corp.(1)                                                             1,494,800              10,493,496
--------------------------------------------------------------------------------------------------------------------------------
 Waters Corp.(1)                                                                              920,000              28,750,000
                                                                                                                ----------------
                                                                                                                  306,624,338

--------------------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION--0.2%
--------------------------------------------------------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--0.2%
 Canadian Pacific Ltd.                                                                        753,400              15,096,173
--------------------------------------------------------------------------------------------------------------------------------
 UTILITIES--2.5%
--------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.0%
 Calpine Corp.(1)                                                                             600,000               4,410,000
--------------------------------------------------------------------------------------------------------------------------------
 Duke Energy Corp.                                                                          1,698,000              59,939,400
                                                                                                                ----------------
                                                                                                                   64,349,400



                   12 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                                                 MARKET VALUE
                                                                                               SHARES              SEE NOTE 1
================================================================================================================================
 GAS UTILITIES--1.5%
 El Paso Corp.                                                                              1,897,800          $   74,166,024
--------------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The)                                                                    965,800              14,921,610
                                                                                                                ----------------
                                                                                                                   89,087,634
                                                                                                                ----------------
 Total Common Stocks (Cost $6,067,756,068)                                                                      5,499,392,882

                                                                                         PRINCIPAL
                                                                                           AMOUNT
================================================================================================================================
 U.S. GOVERNMENT OBLIGATIONS--0.5%
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 6.375%, 4/30/02 (Cost $29,927,108)                                  $ 30,000,000              30,240,240
================================================================================================================================
 STRUCTURED INSTRUMENTS--0.4%
 Credit Suisse First Boston Corp. (New York Branch),
 Carnival Corp. Equity Linked Nts., 7%, 7/17/022                                           15,000,834              19,651,093
--------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., Medium-Term Stock Linked Nts.,
 Series B, 7%, 7/8/02 (linked to the performance of
 The Gap, Inc. common stock)                                                               15,000,000               6,328,500
                                                                                                                ----------------
 Total Structured Instruments (Cost $30,000,834)                                                                   25,979,593

================================================================================================================================
 SHORT-TERM NOTES--4.8%
 Barton Capital Corp., 1.80%, 3/5/02                                                       20,020,000              20,015,996
--------------------------------------------------------------------------------------------------------------------------------
 Delaware Funding Corp.:
 1.79%, 3/5/02                                                                             48,536,000              48,526,347
 1.80%, 4/10/02                                                                            25,000,000              24,950,000
--------------------------------------------------------------------------------------------------------------------------------
 Edison Asset Securitization LLC, 1.74%, 3/1/02                                            50,000,000              50,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Greyhawk Funding LLC, 1.79%, 3/25/02                                                      25,000,000              24,970,166
--------------------------------------------------------------------------------------------------------------------------------
 Old Line Funding Corp.:
 1.65%, 3/7/02                                                                             50,000,000              49,986,250
 1.81%, 3/15/02                                                                            25,000,000              24,982,403
--------------------------------------------------------------------------------------------------------------------------------
 Sheffield Receivables Corp., 1.81%, 3/8/02                                                50,000,000              49,982,403
                                                                                                                ----------------
 Total Short-Term Notes (Cost $293,413,565)                                                                       293,413,565

================================================================================================================================
 REPURCHASE AGREEMENTS--4.5%
--------------------------------------------------------------------------------------------------------------------------------

 Repurchase agreement with DB Alex Brown LLC, 1.85%, dated 2/28/02, to be repurchased at $273,752,067 on 3/1/02, collateralized by U.S. Treasury Bonds,
 6.75%-7.25%, 5/15/16-8/15/26,
 with a value of $279,281,877 (Cost $273,738,000)                                         273,738,000             273,738,000
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $6,694,835,575)                                               99.8%          6,122,764,280
--------------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                  0.2              13,716,406
                                                                                         ---------------------------------------
 NET ASSETS                                                                                     100.0%         $6,136,480,686
                                                                                         =======================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES UNAUDITED

FEBRUARY 28, 2002
======================================================================================================================
 ASSETS
 Investments, at value (cost $6,694,835,575)--see accompanying statement                             $ 6,122,764,280
----------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                      1,196,739
----------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                       22,360,089
 Investments sold                                                                                         10,053,047
 Interest and dividends                                                                                    6,323,464
 Other                                                                                                        60,074
                                                                                                     -----------------
 Total assets                                                                                          6,162,757,693

======================================================================================================================
 LIABILITIES
 Payables and other liabilities:
 Investments purchased                                                                                    15,591,033
 Shares of beneficial interest redeemed                                                                    6,838,049
 Distribution and service plan fees                                                                        1,992,452
 Trustees' compensation                                                                                      823,801
 Shareholder reports                                                                                         609,830
 Transfer and shareholder servicing agent fees                                                                80,153
 Other                                                                                                       341,689
                                                                                                     -----------------
 Total liabilities                                                                                        26,277,007

======================================================================================================================
 NET ASSETS                                                                                          $ 6,136,480,686
                                                                                                     =================

======================================================================================================================
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                     $ 6,853,025,978
----------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                          (9,248,377)
----------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                                                          (135,225,620)
----------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies                                            (572,071,295)
                                                                                                     -----------------
 NET ASSETS                                                                                          $ 6,136,480,686
                                                                                                     =================




                   14 OPPENHEIMER CAPITAL APPRECIATION FUND

========================================================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,319,761,192 and 88,572,750 shares of beneficial interest outstanding)                                       $37.48
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                                    $39.77
------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,268,481,336 and 35,771,679 shares of beneficial interest outstanding)                                       $35.46
------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $497,261,629
 and 14,188,080 shares of beneficial interest outstanding)                                                      $35.05
------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,632,533
 and 1,033,572 shares of beneficial interest outstanding)                                                       $37.38
------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $1,012,343,996 and 26,682,428 shares of beneficial interest outstanding)                         $37.94


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                   15 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  UNAUDITED

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
===================================================================================================================
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $84,823)                                            $  21,432,165
-------------------------------------------------------------------------------------------------------------------
 Interest                                                                                               8,981,571
                                                                                                    ---------------
 Total income                                                                                          30,413,736

===================================================================================================================
 EXPENSES

 Management fees                                                                                       16,798,428
-------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                3,650,742
 Class B                                                                                                6,146,189
 Class C                                                                                                2,180,031
 Class N                                                                                                   47,806
-------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                4,385,413
 Class B                                                                                                1,736,434
 Class C                                                                                                  634,315
 Class N                                                                                                   27,471
 Class Y                                                                                                1,287,412
-------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                    1,461,394
-------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                   173,388
-------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                               45,118
-------------------------------------------------------------------------------------------------------------------
 Other                                                                                                    368,998
                                                                                                   ----------------
 Total expenses                                                                                        38,943,139
 Less reduction to custodian expenses                                                                     (20,793)
                                                                                                   ----------------
 Net expenses                                                                                          38,922,346

===================================================================================================================
 NET INVESTMENT LOSS                                                                                   (8,508,610)

===================================================================================================================
 REALIZED AND UNREALIZED LOSS
 Net realized loss on:
 Investments                                                                                         (119,680,531)
 Foreign currency transactions                                                                           (241,068)
                                                                                                   ----------------
 Net realized loss                                                                                   (119,921,599)

-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                                                         (288,617,198)
 Translation of assets and liabilities denominated in foreign currencies                                 (796,804)
                                                                                                   ----------------
 Net change                                                                                          (289,414,002)
                                                                                                   ----------------
 Net realized and unrealized loss                                                                    (409,335,601)

===================================================================================================================

 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $(417,844,211)
                                                                                                   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                   16 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                            FEBRUARY 28, 2002        AUGUST 31,
                                                                                  (UNAUDITED)              2001
=================================================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                  $   (8,508,610)   $    8,427,191
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                        (119,921,599)      216,477,612
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                           (289,414,002)   (2,129,854,386)
                                                                              -----------------------------------
 Net decrease in net assets resulting from operations                            (417,844,211)   (1,904,949,583)

=================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from net realized gain:
 Class A                                                                          (78,924,776)     (315,580,814)
 Class B                                                                          (32,882,122)     (125,027,291)
 Class C                                                                          (12,072,818)      (38,476,846)
 Class N                                                                             (448,693)               --
 Class Y                                                                          (23,930,560)     (110,054,951)
=================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                                          561,676,188       742,228,163
 Class B                                                                          151,090,483       436,276,561
 Class C                                                                          116,316,641       189,865,151
 Class N                                                                           34,067,221         7,285,737
 Class Y                                                                          134,050,751       143,938,999

=================================================================================================================
 NET ASSETS

 Total increase (decrease)                                                        431,098,104      (974,494,874)
-----------------------------------------------------------------------------------------------------------------

 Beginning of period                                                            5,705,382,582     6,679,877,456
                                                                              -----------------------------------
 End of period (including accumulated net investment
 loss of $9,248,377 and $739,767, respectively)                                $6,136,480,686    $5,705,382,582
                                                                              ===================================







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    17 OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS



                                               SIX MONTHS                                                     YEAR
                                                    ENDED                                                    ENDED
                                        FEBRUARY 28, 2002                                                AUGUST 31,
 CLASS A                                      (UNAUDITED)        2001       2000       1999        1998       1997
====================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 41.11     $ 62.12    $ 44.73     $ 32.53     $ 38.63    $ 30.81
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.04)        .10       (.02)       (.04)        .17        .18
 Net realized and unrealized gain (loss)           (2.60)     (15.86)     20.63       14.87       (1.55)     11.36
                                                --------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (2.64)     (15.76)     20.61       14.83       (1.38)     11.54
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --          --         --        (.09)       (.15)      (.17)
 Distributions from net realized gain               (.99)      (5.25)     (3.22)      (2.54)      (4.57)     (3.55)
                                                --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.99)      (5.25)     (3.22)      (2.63)      (4.72)     (3.72)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $37.48      $41.11     $62.12      $44.73      $32.53     $38.63
                                                ====================================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               (6.65)%    (26.38)%    48.01%      47.36%      (4.06)%    40.52%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)     $3,319,761  $3,055,197 $3,648,961  $2,071,317  $1,233,958 $1,179,362
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $3,129,379  $3,255,995 $2,898,088  $1,788,774  $1,352,628 $  985,813
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                      (0.12)%      0.28%      0.00%      (0.05)%      0.48%      0.53%
 Expenses                                           1.17%       1.03%      1.06%       1.04%       1.00%(3)   1.01%(3)
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              13%         46%        44%         59%         60%        66%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    18 OPPENHEIMER CAPITAL APPRECIATION FUND

                                              SIX MONTHS                                                      YEAR
                                                   ENDED                                                     ENDED
                                       FEBRUARY 28, 2002                                                AUGUST 31,
 CLASS B                                      (UNAUDITED)       2001       2000        1999        1998       1997
===================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 39.09     $ 59.80    $ 43.48     $ 31.85     $ 38.07    $ 30.56
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.09)       (.07)      (.20)       (.21)       (.02)       .07
 Net realized and unrealized gain (loss)           (2.55)     (15.39)     19.74       14.38       (1.62)     11.05
                                                -------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (2.64)     (15.46)     19.54       14.17       (1.64)     11.12
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --          --         --          --        (.01)      (.06)
 Distributions from net realized gain               (.99)      (5.25)     (3.22)      (2.54)      (4.57)     (3.55)
                                                -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.99)      (5.25)     (3.22)      (2.54)      (4.58)     (3.61)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $35.46      $39.09     $59.80      $43.48      $31.85     $38.07
                                                ===================================================================

===================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               (6.99)%    (26.95)%    46.88%      46.20%      (4.86)%    39.30%

===================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)     $1,268,481  $1,242,098 $1,333,387    $531,625    $193,638    $52,220
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,239,570  $1,265,753 $  922,480    $372,157    $132,908    $23,678
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                               (0.88)%     (0.48)%    (0.76)%     (0.86)%     (0.37)%    (0.33)%
 Expenses                                           1.93%       1.80%      1.83%       1.84%       1.81%(3)   1.86%(3)
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              13%         46%        44%         59%         60%        66%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  CONTINUED

                                              SIX MONTHS                                                      YEAR
                                                   ENDED                                                     ENDED
                                       FEBRUARY 28, 2002                                                AUGUST 31,
 CLASS C                                      (UNAUDITED)       2001       2000        1999        1998       1997
===================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period            $ 38.64     $ 59.19    $ 43.06     $ 31.57     $ 37.76    $ 30.27
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.02)       (.01)      (.18)       (.23)       (.03)       .01
 Net realized and unrealized gain (loss)           (2.58)     (15.29)     19.53       14.26       (1.59)     11.03
                                                 ------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (2.60)     (15.30)     19.35       14.03       (1.62)     11.04
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --          --         --          --          --         --
 Distributions from net realized gain               (.99)      (5.25)     (3.22)      (2.54)      (4.57)     (3.55)
                                                 ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.99)      (5.25)     (3.22)      (2.54)      (4.57)     (3.55)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $35.05      $38.64     $59.19      $43.06      $31.57     $37.76
                                                 ==================================================================

===================================================================================================================
 Total Return, at Net Asset Value(1)               (6.97)%    (26.95)%    46.89%      46.16%      (4.84)%    39.35%

===================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)       $497,262    $426,476   $402,442    $165,231     $76,058    $36,148
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $452,598    $400,009   $278,800    $126,443     $61,503    $19,508
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                               (0.85)%     (0.48)%    (0.76)%     (0.86)%     (0.36)%    (0.32)%
 Expenses                                           1.90%       1.80%      1.83%       1.85%       1.82%(3)   1.85%(3)
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              13%         46%        44%         59%         60%        66%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    20 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                            SIX MONTHS      PERIOD
                                                                                                 ENDED       ENDED
                                                                                     FEBRUARY 28, 2002   AUGUST 31,
 CLASS N                                                                                   (UNAUDITED)        2001(1)
====================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                                         $ 41.05      $ 45.58
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                                     .03         (.01)
 Net realized and unrealized loss                                                               (2.71)       (4.52)
                                                                                           -------------------------
 Total loss from investment operations                                                          (2.68)       (4.53)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                              --           --
 Distributions from net realized gain                                                            (.99)          --
                                                                                           -------------------------
 Total dividends and/or distributions
 to shareholders                                                                                 (.99)          --
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                $37.38       $41.05
                                                                                           =========================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                                            (6.75)%      (9.94)%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                                                     $38,633       $6,791
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                            $19,459       $3,173
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                                            (0.36)%      (0.11)%
 Expenses                                                                                        1.43%        1.36%
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                           13%          46%



1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    21 OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS  CONTINUED

                                                   SIX MONTHS                                                 YEAR
                                                        ENDED                                                ENDED
                                            FEBRUARY 28, 2002                                            AUGUST 31,
 CLASS Y                                          (UNAUDITED)         2001         2000           1999        1998(1)
====================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 41.55       $ 62.51      $ 44.81       $ 32.56      $ 40.15
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.03)          .27          .13           .13          .30
 Net realized and unrealized gain (loss)               (2.59)       (15.98)       20.79         14.85        (3.11)
                                                    ----------------------------------------------------------------
 Total income (loss) from
 investment operations                                 (2.62)       (15.71)       20.92         14.98        (2.81)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --            --           --          (.19)        (.21)
 Distributions from net realized gain                   (.99)        (5.25)       (3.22)        (2.54)       (4.57)
                                                    ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.99)        (5.25)       (3.22)        (2.73)       (4.78)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $37.94        $41.55       $62.51        $44.81       $32.56
                                                    ================================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                   (6.53)%      (26.12)%      48.64%        47.90%       (7.45)%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $1,012,344     $ 974,820   $1,295,087      $420,455     $180,512
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $ 964,203    $1,095,575    $ 855,270      $307,498     $139,050
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                  0.13%         0.66%        0.45%         0.30%        0.75%
 Expenses                                               0.92%         0.66%        0.64%         0.68%        0.69%(4)
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  13%           46%          44%           59%          60%






1. For the period from November 3, 1997 (inception of offering) to August 31, 1998.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   22 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 28, 2002, the market value of these securities comprised 0.4% of the Fund's net assets, and resulted in unrealized losses in the current period of $4,021,241.


                    23 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED/CONTINUED

===============================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTs. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2002, the Fund's projected benefit obligations were increased by $65,247 and payments of $12,047 were made to retired trustees, resulting in an accumulated liability of $793,002 as of February 28, 2002.

                    24 OPPENHEIMER CAPITAL APPRECIATION FUND

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

-------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

-------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    25 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   SIX MONTHS ENDED FEBRUARY 28, 2002                 YEAR ENDED AUGUST 31, 2001(1)
                                        SHARES                 AMOUNT                 SHARES                 AMOUNT
-------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                               20,573,860        $   802,029,590             22,608,674        $ 1,080,716,997
 Dividends and/or
 distributions reinvested            1,755,774             72,759,214              6,337,191            296,137,035
 Redeemed                           (8,076,291)          (313,112,616)           (13,365,396)          (634,625,869)
                                    -------------------------------------------------------------------------------
 Net increase                       14,253,343        $   561,676,188             15,580,469        $   742,228,163
                                    ===============================================================================

-------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                6,604,392        $   244,139,579             12,135,550        $   557,398,730
 Dividends and/or
 distributions reinvested              786,341             30,887,504              2,633,268            117,655,350
 Redeemed                           (3,393,333)          (123,936,600)            (5,291,430)          (238,777,519)
                                    -------------------------------------------------------------------------------
 Net increase                        3,997,400        $   151,090,483              9,477,388        $   436,276,561
                                    ===============================================================================

-------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                4,136,104        $   150,970,834              5,484,946        $   247,461,141
 Dividends and/or
 distributions reinvested              277,038             10,754,627                812,514             35,888,768
 Redeemed                           (1,261,439)           (45,408,820)            (2,060,592)           (93,484,758)
                                    -------------------------------------------------------------------------------
 Net increase                        3,151,703        $   116,316,641              4,236,868        $   189,865,151
                                    ===============================================================================

-------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                  931,033        $    36,467,569                178,524        $     7,841,445
 Dividends and/or
 distributions reinvested               10,848                448,566                     --                     --
 Redeemed                              (73,737)            (2,848,914)               (13,096)              (555,708)
                                    -------------------------------------------------------------------------------
 Net increase                          868,144        $    34,067,221                165,428        $     7,285,737
                                    ===============================================================================

-------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                5,592,558        $   221,168,589              7,131,501        $   354,385,311
 Dividends and/or
 distributions reinvested              557,609             23,369,417              2,298,717            108,246,627
 Redeemed                           (2,926,921)          (110,487,255)            (6,689,239)          (318,692,939)
                                    -------------------------------------------------------------------------------
 Net increase                        3,223,246        $   134,050,751              2,740,979        $   143,938,999
                                    ===============================================================================

1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class N shares.


                    26 OPPENHEIMER CAPITAL APPRECIATION FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2002, were $1,611,327,784 and $671,350,195, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, 0.54% of the next $4.0 billion and 0.52% of average annual net assets over $8.5 billion. The Fund's management fee for the six months ended February 28, 2002, was an annualized rate of 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                    27 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       AGGREGATE        CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                       FRONT-END      FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
SIX                SALES CHARGES  SALES CHARGES          SHARES          SHARES          SHARES          SHARES
MONTHS                ON CLASS A    RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
ENDED                     SHARES    DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------
February 28, 2002     $5,168,317     $1,261,487      $1,159,721      $7,117,034      $1,248,281        $327,336

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                  CLASS A              CLASS B              CLASS C              CLASS N
                      CONTINGENT DEFERRED  CONTINGENT DEFERRED  CONTINGENT DEFERRED  CONTINGENT DEFERRED
SIX                         SALES CHARGES        SALES CHARGES        SALES CHARGES        SALES CHARGES
MONTHS                        RETAINED BY          RETAINED BY          RETAINED BY          RETAINED BY
ENDED                         DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
February 28, 2002                 $31,672           $1,221,111              $47,783                $205

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 28, 2002, payments under the Class A plan totaled $3,650,742, all of which were paid by the Distributor to recipients, and included $210,132 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.


                    28 OPPENHEIMER CAPITAL APPRECIATION FUND

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 28, 2002, were as follows:

                                                                                  DISTRIBUTOR'S
                                                                DISTRIBUTOR'S         AGGREGATE
                                                                    AGGREGATE      UNREIMBURSED
                                                                 UNREIMBURSED     EXPENSES AS %
                           TOTAL PAYMENTS    AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                               UNDER PLAN     BY DISTRIBUTOR       UNDER PLAN          OF CLASS
------------------------------------------------------------------------------------------------
Class B Plan                   $6,146,189         $5,034,805      $28,296,458              2.23%
Class C Plan                    2,180,031            760,888        5,300,869              1.07
Class N Plan                       47,806             41,052          495,967              1.28

================================================================================
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                    29 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / continued

================================================================================
6. ILLIQUID SECURITIES

As of February 28, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 28, 2002 was $19,651,093, which represents 0.32% of the Fund's net assets.

================================================================================
7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended or at February 28, 2002.


                    30 OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMER CAPITAL APPRECIATION FUND

================================================================================
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         John V. Murphy, President and Trustee
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Jane Putnam, Vice President
                         Robert G. Zack, Secretary
                         Brian W. Wixted, Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary

================================================================================
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS     KPMG LLP

================================================================================
LEGAL COUNSEL            Mayer, Brown, Rowe and Maw

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NEW YORK 10018

         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


                    31 OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMERFUNDS FAMILY

GLOBAL EQUITY               Developing Markets Fund                     Global Fund
                            International Small Company Fund            Quest Global Value Fund
                            Europe Fund                                 Global Growth & Income Fund
                            International Growth Fund
=============================================================================================================
EQUITY                      STOCK                                       STOCK & BOND
                            Emerging Technologies Fund                  Quest Opportunity Value Fund
                            Emerging Growth Fund                        Total Return Fund
                            Enterprise Fund                             Quest Balanced Value Fund
                            Discovery Fund                              Capital Income Fund
                            Main Street(R) Small Cap Fund               Multiple Strategies Fund
                            Small Cap Value Fund                        Disciplined Allocation Fund
                            MidCap Fund                                 Convertible Securities Fund
                            Main Street(R) Opportunity Fund             SPECIALTY
                            Growth Fund                                 Real Asset Fund(R)
                            Capital Appreciation Fund                   Gold & Special Minerals Fund
                            Main Street(R) Growth & Income Fund         Tremont Market Neutral Fund, LLC(2)
                            Value Fund                                  Tremont Opportunity Fund, LLC(2)
                            Quest Capital Value Fund
                            Quest Value Fund
                            Trinity Large Cap Growth Fund(1)
                            Trinity Core Fund
                            Trinity Value Fund
=============================================================================================================
INCOME                      TAXABLE                                     MUNICIPAL
                            International Bond Fund                     California Municipal Fund(5)
                            High Yield Fund                             New Jersey Municipal Fund(5)
                            Champion Income Fund                        New York Municipal Fund(5)
                            Strategic Income Fund                       Pennsylvania Municipal Fund(5)
                            Bond Fund                                   Municipal Bond Fund
                            Senior Floating Rate Fund                   Intermediate Municipal Fund
                            U.S. Government Trust
                            Limited-Term Government Fund
                            Capital Preservation Fund(3)
                            ROCHESTER DIVISION
                            Rochester National Municipals(4)
                            Rochester Fund Municipals
                            Limited Term New York Municipal Fund
=============================================================================================================
SELECT MANAGERS             STOCK                                       STOCK & BOND
                            Mercury Advisors Focus Growth Fund          QM Active Balanced Fund(3)
                            Gartmore Millennium Growth Fund II
                            Jennison Growth Fund
                            Salomon Brothers Capital Fund
                            Mercury Advisors S&P 500(R) Index Fund(3)
=============================================================================================================
MONEY MARKET(6)             Money Market Fund                           Cash Reserves

1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.

2. Special investor qualification and minimum investment requirements apply. See the prospectus for details.

3. Available only through qualified retirement plans.

4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.

5. Available to investors only in certain states.

6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                    32 OPPENHEIMER CAPITAL APPRECIATION FUND

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RS0320.001.0202 April 29, 2002                                [OPPENHEIMER LOGO]